Filed pursuant to Rule 497(a)

File No. 333-205154

Rule 482ad

ALCENTRA CAPITAL CORPORATION COMMENTS ON BREXIT

Jun 27, 2016

NEW YORK, June 27, 2016 /PRNewswire/ -- Alcentra Capital Corporation (NASDAQ: ABDC), a business development company that provides debt and equity to America's growth companies, released a statement today noting the negligible direct exposure of its portfolio companies to the U.K. and European economies.  Specifically, the company highlighted that 100% of its portfolio companies are domiciled in the U.S., and only four out of 31 of its portfolio companies have any meaningful U.K. or European operations and those four portfolio companies had a weighted average leverage of 3.2x at March 31, 2016.

About Alcentra Capital Corporation

Alcentra Capital Corporation is an externally-managed, closed-end, non-diversified management investment company that has elected to be regulated as a business development company under the Investment Company Act of 1940.  Its investment objective is to generate both current income and capital appreciation primarily by making direct investments in lower middle-market companies in the form of subordinated debt and, to a lesser extent, senior debt and minority equity investments. Alcentra Capital Corporation's investment activities are managed by its investment adviser, Alcentra NY, LLC.

About Alcentra NY, LLC

Alcentra NY, LLC is part of BNY Alcentra Group Holdings, Inc. (“Alcentra Group”), one of the world's leading sub-investment grade credit asset managers focusing on the U.S. and European markets. Alcentra Group has an investment track record that spans across more than 75 separate investment vehicles and accounts totaling approximately $27.9 billion (including accounts managed by Alcentra NY, LLC, Alcentra Ltd, and assets managed by Alcentra Group personnel for affiliates under dual officer arrangements). The investment team of Alcentra NY, LLC is deploying an investment strategy on behalf of Alcentra Capital Corporation whose genesis dates back 18 years and has been tested through various financial cycles.

FORWARD-LOOKING STATEMENTS

Statements included herein may contain “forward-looking statements,” which relate to future performance or financial condition. Statements other than statements of historical facts included in this press release may constitute forward-looking statements and are not guarantees of future performance or results and involve a number of assumptions, risks and uncertainties, which change over time. Actual results may differ materially from those anticipated in any forward-looking statements as a result of a number of factors, including those described from time to time in filings by the Company with the Securities and Exchange Commission. Alcentra undertakes no duty to update any forward-looking statement made herein except as required by law. All forward-looking statements speak only as of the date of this press release.

SOURCE Alcentra Capital Corporation

For further information: Paul Echausse, Chief Executive Officer and President, 212-922-8960, paul.echausse@alcentra.com; Ellida McMillan, Chief Accounting Officer, 212-922-6644, ellida.mcmillan@alcentra.com

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